Average Annual Total Returns - Rational Premium Income Fund	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.76%	13.10%
Rational Premium Income Fund Institutional Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	3.24%	2.90%		2.47%
Rational Premium Income Fund Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.51%	1.88%		0.87%
Rational Premium Income Fund Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	1.96%		1.22%
Rational Premium Income Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(1.87%)	1.68%		1.84%
Rational Premium Income Fund Class C Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	2.25%	1.91%	3.90%
Performance Inception Date	May 31, 2016